Intangible assets	6 Months Ended
Jun. 30, 2019
Intangible assets
Intangible assets

C5    Intangible assets

The analysis of intangible assets below excludes the UK and Europe operations which are classified as held for distribution as at 30 June 2019. In line with IFRS requirements, the comparatives have not been re-presented. For the analysis of movements during the period, the balances of the discontinued UK and Europe operations are removed from the opening balance.

C5.1     Goodwill

Goodwill shown on the statement of financial position at 30 June 2019 is wholly attributable to shareholders and represents amounts allocated to entities in Asia in respect of both acquired asset management and life businesses.

	2019 £m	2018 £m
	30 Jun	31 Dec
Carrying value at beginning of period	1,857	1,482
Reclassification to held for distributionnote D2.2	(1,359)	—
Additions in the period	—	376
Disposals/reclassifications to held for sale	—	(10)
Exchange differences	12	9
Carrying value at end of period	510	1,857

C5.2     Deferred acquisition costs and other intangible assets

	2019 £m	2018 £m
	30 Jun	31 Dec
Deferred acquisition costs and other intangible assets attributable to shareholders:
From continuing operations	12,601	11,672
From discontinued operations*	—	112
Total	12,601	11,784
Other intangible assets, including computer software, attributable to with-profits funds:
From continuing operations	58	56
From discontinued operations*	—	83
Total	58	139
Total of deferred acquisition costs and other intangible assets	12,659	11,923

*    Classified as discontinued operations at 30 June 2019 (as described in note A2).

The deferred acquisition costs and other intangible assets attributable to shareholders comprise:

	2019 £m	2018 £m
	30 Jun	31 Dec
Deferred acquisition costs related to insurance contracts as classified under IFRS 4	10,326	10,017
Deferred acquisition costs related to investment management contracts, including life assurance contracts classified as financial instruments and investment management contracts under IFRS 4	27	78
Deferred acquisition costs related to insurance and investment contracts	10,353	10,095
Present value of acquired in-force policies for insurance contracts as classified under IFRS 4 (PVIF)	31	34
Distribution rights and other intangibles	2,217	1,655
Present value of acquired in-force (PVIF) and other intangibles attributable to shareholders	2,248	1,689
Total of deferred acquisition costs and other intangible assetsnote (a)	12,601	11,784

Notes

(a)	Total deferred acquisition costs and other intangible assets can be further analysed by business operations as follows:

	2019 £m						2018 £m
	Deferred acquisition costs
			UK and
	Asia	US	Europe	All asset	PVIF and other	30 Jun	31 Dec
	insurance	insurance*	insurance	management	intangibles†	Total	Total
Balance at 1 January:	1,264	8,727	86	18	1,689	11,784	10,866
Reclassification to held for distribution	—	—	(86)	(18)	(8)	(112)	—
Additions‡	198	285	—	—	652	1,135	1,248
Amortisation to the income statement:note (c)
Adjusted IFRS operating profit based on longer-term investment returns	(91)	(94)	—	—	(102)	(287)	(1,024)
Non-operating profit	—	476	—	—	—	476	(118)
	(91)	382	—	—	(102)	189	(1,142)
Disposals and transfers	—	—	—	—	(5)	(5)	(14)
Exchange differences and other movements	12	8	—	—	22	42	580
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation's available-for-sale securities recognised within other comprehensive income	—	(432)	—	—	—	(432)	246
Balance at 30 June	1,383	8,970	—	—	2,248	12,601	11,784

*    Under the Group’s application of IFRS 4, US GAAP is used for measuring the insurance assets and liabilities of its US and certain Asia operations. Under US GAAP, most of the US insurance operation’s products are accounted for under Accounting Standard no. 97 of the Financial Accounting Standards Board (FAS 97) whereby deferred acquisition costs are amortised in line with the emergence of actual and expected gross profits which are determined using an assumption for long-term investment returns for the separate account of 7.4 per cent (full year 2018: 7.4 per cent) (gross of asset management fees and other charges to policyholders, but net of external fund management fees). The amounts included in the income statement and other comprehensive income affect the pattern of profit emergence and thus the DAC amortisation attaching. DAC amortisation is allocated to the operating and non-operating components of the Group’s supplementary analysis of profit and other comprehensive income by reference to the underlying items.

†    PVIF and other intangibles comprise PVIF, distribution rights and other intangibles such as software rights. Distribution rights relate to amounts that have been paid or have become unconditionally due for payment as a result of past events in respect of bancassurance partnership arrangements in Asia. These agreements allow for bank distribution of Prudential’s insurance products for a fixed period of time. Software rights include amounts reclassified as held for distribution of negative £6 million, additions of £16 million, amortisation of £15 million, disposals of £2 million and a balance at 30 June 2019 of £55 million.

‡    In January 2019, the Group renewed its regional strategic bancassurance alliance with United Overseas Bank Limited (UOB). The new agreement extends the original alliance, which commenced in 2010, to 2034 and increases the geographical scope to include a fifth market, Vietnam, alongside the existing markets of Singapore, Malaysia, Thailand and Indonesia. As part of this transaction, Prudential has agreed to pay UOB an initial fee of £662 million (translated using a Singapore dollar: £ foreign exchange rate of 1.7360) for distribution rights which are not dependent on future sales volumes. This amount is paid in three instalments of £230 million in February 2019,  £331 million in January 2020 and £101 million in January 2021. After allowing for discounting, the amount included in additions in the table above is £630 million.

(b)	The DAC amount in respect of US insurance operations comprises amounts in respect of:

	2019 £m	2018 £m
	30 Jun	31 Dec
Variable annuity business	9,118	8,477
Other business	341	299
Cumulative shadow DAC (for unrealised gains/losses booked in other comprehensive income)*	(489)	(49)
Total DAC for US operations	8,970	8,727

*    A loss of £(432) million (31 December 2018: a gain of £246 million) for shadow DAC amortisation is booked within other comprehensive income to reflect the impact from the positive unrealised valuation movement for half year 2019 of £2,617 million (31 December 2018: negative unrealised valuation movement of £(1,617) million). These adjustments reflect the movement from period to period, in the changes to the pattern of reported gross profits that would have happened if the assets reflected in the statement of financial position had been sold, crystallising the unrealised gains and losses, and the proceeds reinvested at the yields currently available in the market. At 30 June 2019, the cumulative shadow DAC balance as shown in the table above was negative £(489) million (31 December 2018: negative £(49) million).

(c)    Sensitivity of amortisation charge

The amortisation charge to the income statement is reflected in both adjusted IFRS operating profit based on longer-term investment returns and short-term fluctuations in investment returns. The amortisation charge to adjusted IFRS operating profit based on longer-term investment returns in a reporting period comprises:

—  A core amount that reflects a relatively stable proportion of underlying premiums or profit; and

—  An element of acceleration or deceleration arising from market movements differing from expectations.

In periods where the cap and floor feature of the mean reversion technique (which is used for moderating the effect of short-term volatility in investment returns) are not relevant, the technique operates to dampen the second element above. Nevertheless, extreme market movements can cause material acceleration or deceleration of amortisation in spite of this dampening effect.

Furthermore, in those periods where the cap or floor is relevant, the mean reversion technique provides no further dampening and additional volatility may result.

In the first half of 2019, the DAC amortisation charge for adjusted IFRS operating profit based on longer-term investment returns was determined after including a credit for decelerated amortisation of £148 million (half year 2018 charge for accelerated: £(42) million). The deceleration arising in the first half of 2019 reflects a mechanical decrease in the projected separate account return for the next five years under the mean-reversion technique. Under this technique the projected level of return for each of the next five years is adjusted so that in combination with the actual rates of return for the preceding three years (including the current period) the assumed long-term annual separate account return of 7.4 per cent is realised on average over the entire eight-year period. The deceleration in DAC amortisation in the first half of 2019 is driven both by the actual separate account return in the period being higher than that assumed and by the higher than expected return in 2016 falling out of the eight-year period.

The application of the mean reversion formula has the effect of dampening the impact of equity market movements on DAC amortisation while the mean reversion assumption lies within the corridor. At 30 June 2019, it would take approximate movements in separate account values of more than either negative 35 per cent or positive 30 per cent for mean reversion assumption to move outside the corridor.